Significant Accounting Policies - Schedule of Reconciliation of Net Loss per Share (Detail) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares	$ (329,382)	$ 204,997
Class A Common Stock Subject To Possible Redemption [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares	$ (209,176)	$ 160,151
Weighted Average Number of Shares Outstanding, Basic	6,973,122	15,444,103
Weighted Average Number of Shares Outstanding, Diluted	6,973,122	15,444,103
Earnings Per Share, Basic	$ (0.03)	$ 0.01
Earnings Per Share, Diluted	$ (0.03)	$ 0.01
Common Class A [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares	$ (6,286)	$ 4,809
Weighted Average Number of Shares Outstanding, Basic	209,549	463,882
Weighted Average Number of Shares Outstanding, Diluted	209,549	463,882
Earnings Per Share, Basic	$ (0.03)	$ 0.01
Earnings Per Share, Diluted	$ (0.03)	$ 0.01
Common Class B [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of undistributable income/losses Net income/loss to ordinary shares	$ (113,920)	$ 40,037
Weighted Average Number of Shares Outstanding, Basic	3,797,628	3,861,026
Weighted Average Number of Shares Outstanding, Diluted	3,797,628	3,861,026
Earnings Per Share, Basic	$ (0.03)	$ 0.01
Earnings Per Share, Diluted	$ (0.03)	$ 0.01